Share Capital (Details) $ in Thousands			12 Months Ended
	Jan. 07, 2020 shares	Jan. 08, 2019 shares	Aug. 31, 2020 USD ($) Vote shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2018 USD ($) shares
Share Capital [Abstract]
Balance, beginning of period			$ 172,564	$ 177,921	$ 196,790
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards			0	0	0
Adoption of IFRS 9 (note 2)			172,563	172,564	177,921
Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period			92,706	91,937	90,411
Redemption of restricted share units (note 18)			0	0	0
Redemption of deferred share units (note 18)					0
Redemption of share capital			(212)	(337)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards			1,530	1,106	1,526
Adoption of IFRS 9 (note 2)			$ 94,024	$ 92,706	$ 91,937
Top of Range [Member]
Share Capital [Abstract]
Percentage on the open market for issued and outstanding subordinate voting shares	3.10%	6.30%
Multiple Voting Shares [Member]
Share Capital [Abstract]
Number of votes per share | Vote			10
Conversion ratio			1
Multiple Voting Shares [Member] | Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period (in shares) | shares			31,643,000	31,643,000	31,643,000
Balance, beginning of period			$ 1	$ 1	$ 1
Redemption of restricted share units (note 18) (in shares) | shares			0	0	0
Redemption of restricted share units (note 18)			$ 0	$ 0	$ 0
Redemption of deferred share units (note 18) (in shares) | shares					0
Redemption of deferred share units (note 18)					$ 0
Redemption of share capital (in shares) | shares			0	0
Redemption of share capital			$ 0	$ 0
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards			$ 0	$ 0	$ 0
Balance, end of period (in shares) | shares			31,643,000	31,643,000	31,643,000
Adoption of IFRS 9 (note 2)			$ 1	$ 1	$ 1
Subordinate Voting Shares [Member]
Share Capital [Abstract]
Subordinate voting shares under share repurchase program (in shares) | shares	600,000	1,200,000
Subordinate Voting Shares [Member] | Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period (in shares) | shares			23,703,675	23,472,995	23,068,777
Balance, beginning of period			$ 92,705	$ 91,936	$ 90,410
Redemption of restricted share units (note 18) (in shares) | shares			411,619	317,072	345,883
Redemption of restricted share units (note 18)			$ 0	$ 0	$ 0
Redemption of deferred share units (note 18) (in shares) | shares					58,335
Redemption of deferred share units (note 18)					$ 0
Redemption of share capital (in shares) | shares			(54,528)	(86,392)
Redemption of share capital			$ (212)	$ (337)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards			$ 1,530	$ 1,106	$ 1,526
Balance, end of period (in shares) | shares			24,060,766	23,703,675	23,472,995
Adoption of IFRS 9 (note 2)			$ 94,023	$ 92,705	$ 91,936